Citigroup Mortgage Loan Trust 2023-RP1 ABS-15G

Exhibit 99.1 - Schedule 4a

Loan Level Exception - Disposition (Loan Grades)

																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Servicer Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	7004807	XXXX	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	3	[3] Document Error - YTD P&L Statement was not signed and/or dated by Borrower. (GSE COVID-19): Borrower: XXXX XXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX // Document: P&L Statement / Document Date: XX/XX/XXXX / Tax Year: <empty>	The 2020 P&L was dated but not signed as required per XXXX COVID overlays.		3	[3] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; Sec ID: 36: Note Date: XX/XX/XXXX1; Lien Position: 1	The file was missing the secondary valuation required for securitization.		1							-	C	C	C	C	C	A	A	A	A	A	D	B	D	C	D	D	C	D	C	D
XXXX	XXXX	7005738	XXXX	XXXX XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	3	1	3	[3] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.; Sec ID: 36: Note Date: XX/XX/XXXX; Lien Position: 1	.Loan is to be securitized, and was originated with an Appraisal Waiver. The supporting secondary valuation is missing.	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/ XX/XX/XXXX)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (Interim/ XX/XX/XXXX)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Settlement / Closing / Escrow Fee.  Fee Amount of $XXXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7555)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing information.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure does not have evidence of receipt
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Loan Estimate provided on XX/XX/XXXX has no evidence of receipt to borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% Fee Tolerance exceeded for Settlement / Closing / Escrow Fee. Fee Amount of $XXXX exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. COC does not mention addition of Esign fee
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Unable to determine Homeownership Counseling List was provided due to missing provided date and list date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	D	B	D	C	D	D	B	D	C	D